UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue New York, New York			10022
(Address of principal executive offices)			(Zip code)

BISYS Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 371-8300

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Annual Report

Needham Funds

Seeking to build wealth for long-term investors.

December 31, 2005

Needham Growth Fund

Needham Aggressive Growth Fund

Needham Small Cap Growth Fund

www.needhamfunds.com

445 Park Avenue
New York, New York 10022-2606

1-800-625-7071
www.needhamfunds.com

Annual Report
December 31, 2005

Contents

Letter from the Adviser	1

Portfolio Characteristics

Needham Growth Fund	3

Needham Aggressive Growth Fund	4

Needham Small Cap Growth Fund	5

Disclosure of Fund Expenses	6

Schedule of Investments

Needham Growth Fund	7

Needham Aggressive Growth Fund	10

Needham Small Cap Growth Fund	13

Schedule of Securities Sold Short

Needham Growth Fund	9

Needham Aggressive Growth Fund	12

Needham Small Cap Growth Fund	15

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights

Needham Growth Fund	19

Needham Aggressive Growth Fund	20

Needham Small Cap Growth Fund	21

Notes to Financial Statements	22

Report of Independent Registered Public Accounting Firm	26

Fund Management	27

Supplemental Data	28

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. The prospectus contains more complete information, including investment objectives, risks, expenses and charges and should be read carefully before investing or sending any money. To obtain a prospectus, please call 1-800-625-7071.

Portfolios of The Needham Funds, Inc., like all mutual funds:

•  Are NOT FDIC insured

•  Have no bank guarantee

•  May lose value

The Needham Funds, Inc. are distributed by Needham & Company, LLC.

Needham Funds  Annual Report 2005

Dear Shareholders,

We at The Needham Funds, Inc. focus on buying growth stocks at reasonable prices. In the twelve-month period ended December 31, 2005, we are pleased that each of the funds performed reasonably well for our investors. In 2005, the Growth Fund was up 14.50%, the Aggressive Growth Fund was up 9.70% and the Small Cap Growth Fund was up 2.01%. By comparison, the S&P 500 Index was up 4.92%, the NASDAQ Composite Index was up 2.13% and the Russell 2000 Index was up 4.64%.

The Needham Growth Fund (the "Growth Fund") seeks to create long-term, tax-efficient capital appreciation for its investors. To this end, the Growth Fund targets companies with products or services that are selling or marketing into growth markets. These companies normally have earnings growth of at least 15-20%, product and market dominance, and the ability to consolidate their market positions. They may also have a competitive advantage by acquiring and retaining more customers or driving costs down and profits up. The Growth Fund also looks for seasoned and motivated managements with records of building shareholder value. Companies with these characteristics sometimes find themselves in a temporary earnings downturn or shortfall or may be in a product transition. This often causes aggressive growth or dynamic growth investors to sell. At this point, the Growth Fund may deem the stock to be reasonably priced and purchase it for long-term capital appreciation. Hence, the discipline called "Growth At a Reasonable Price," or "GARP."

The Growth Fund was up 14.50% for the 1 year period, up 21.46% for the 3 years, up 7.58% for the 5 years, and up 19.31% for the ten years/since inception, compounded annually. The Growth Fund received a four-star Overall MorningstarTM Rating in the U.S.-domiciled Small Cap Growth Funds category as of December 31, 2005, based on Risk-Adjusted Return, when rated against 650 Small Cap Growth Funds. We ended the year with approximately 10.1% of total investments in cash and fixed income investments and 7.4% as our short position. Our largest sector, technology, continued to do well for the Growth Fund in 2005, particularly some of the large cap names. Our best performing stocks in 2005 were Talisman Energy, Inc., Chesapeake Energy Corp., National Semiconductor Corp., Motorola, Inc., and GlobalSantaFe Corp.

The Needham Aggressive Growth Fund (the "Aggressive Growth Fund") seeks to create long-term, tax-efficient capital appreciation for its investors. To this end, the Aggressive Growth Fund targets the equities of companies with strong, above-average prospective growth rates. The Aggressive Growth Fund invests, in general, in markets and industries with strong growth rates, focusing on the market leaders in these areas. These market leaders, especially as they break away from their competitors, tend to garner a disproportionate share of the positive financial returns. Also important is the long-term sustainability of the companies' leadership positions. Thus, the Aggressive Growth Fund looks for companies with strong management teams, superior balance sheets, above-average margins that can generate excess cash, and strong R&D and brand spending in industries with high barriers to entry.

The Aggressive Growth Fund was up 9.70% for the 1 year period, up 15.75% for the 3 years, and up 8.85% since inception, compounded annually. The Aggressive Growth Fund benefited from several key factors: 1) the market was more receptive in the second half of the year to growth stocks such as Precision Castparts Corp. and Express Scripts, Inc.; 2) technology stocks improved, driven by the semiconductor sector; and 3) a number of acquisitions were announced, in particular Johnson & Johnson's proposed purchase of Animas Corp. and Cisco Systems, Inc.'s purchase of Scientific-Atlanta, Inc. Hedging activities were a modest drag on the year's positive returns.

Needham Funds

The Needham Small Cap Growth Fund (the "Small Cap Growth Fund") seeks long-term, tax-efficient capital appreciation by investing primarily in equity securities of smaller growth companies that the Small Cap Growth Fund believes are trading at a discount to their underlying value yet have the potential for superior long-term growth. Under normal conditions, the Small Cap Growth Fund invests at least 80% of its total assets in equity securities of domestic issuers that have market capitalizations of $2 billion or less and that are listed on a nationally recognized securities exchange or traded on the NASDAQ System. Effective April 28, 2006, the Small Cap Growth Fund will change its principal investment strategy to invest, under normal conditions, at least 80% of its net assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding (i) $2 billion, or (ii) the highest market capitalization in the Russell 2000® Index, if greater. Central to the Small Cap Growth Fund's investment strategy is a sound valuation discipline that seeks to acquire growth companies at reasonable prices. The Small Cap Growth Fund seeks tax efficiency by holding securities for a period of 12 months or more to obtain long-term capital gain treatment and by offsetting capital gains on the sale of securities with capital losses.

The Small Cap Growth Fund was up 2.01% for the 1 year period, up 22.23% for the 3 years, and up 19.38% since inception, compounded annually. We were hoping for a Christmas rally but it did not happen in 2005, at least not for small caps. We were too complacent hanging on to our top ten holdings instead of taking more profits. We did distribute $1.79 of long-term capital gains to our investors in November 2005, so we are making money for you. Out top performers for the year were Advisory Board Company, Bright Horizons Family Solutions, Inc., W.R. Berkley Corp., Genesee & Wyoming, Inc., and Intevac, Inc.

The portfolio turnover rate was 16% for the Growth Fund, 69% for the Aggressive Growth Fund and 104% for the Small Cap Growth Fund for the year ended December 31, 2005. The expense ratios for the three funds were 1.94% for the Growth Fund, 2.50% for the Aggressive Growth Fund and 2.44% for the Small Cap Growth Fund for the year ended December 31, 2005.

In our last report, we reminded investors of some of the uncertainties facing the equity markets, including the ongoing violence in Iraq, the price of oil, rising interest rates and the possible ending of the housing boom. While energy prices have recently eased, the interest rate environment and softening housing market remain primary risks to a healthy equity market in 2006. We think it is very important to remain selective in making new investments.

Sincerely,

Vincent E. Gallagher	James K. Kloppenburg

Portfolio Manager	Portfolio Manager

Annual Report 2005

NEEDHAM GROWTH FUND (Unaudited)  TICKER: NEEGX

Comparative Performance Statistics as of December 31, 2005

	6 Months(6)	1 Year	3 Years(7)		5 Years(7)		10 Years/ Since Inception(7)(10)
Needham Growth Fund(1)	15.28%	14.50%	21.46	%(8)	7.58	%(9)	19.31	%(11)
NASDAQ Composite Index(2)	7.64%	2.13%	18.89%		(1.75)%		8.11%
S&P 500 Index(3)	5.77%	4.92%	14.38%		0.54%		9.06%
S&P 400 MidCap Index(4)	8.39%	12.60%	21.14%		8.59%		14.33%
Russell 2000 Index(5)	5.91%	4.64%	22.20%		8.28%		9.34%

The returns shown in the above table and accompanying footnotes are historical, reflect changes in share price and are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

  1.  Investment results calculated after reinvestment of dividends.

  2.   The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks.

  3.   The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.

  4.   The S&P 400 MidCap Index is a broad unmanaged measure of the U.S. stock market.

  5.   The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.

  6.   Not annualized.

  7.   Compound annual growth rate (annualized return). Assumes all dividends were reinvested in shares of the Fund.

  8.   Cumulative return for the three year period was 79.17%, assuming all dividends were reinvested in shares of the Fund.

  9.   Cumulative return for the five year period was 44.09%, assuming all dividends were reinvested in shares of the Fund.

  10.  The inception date of the Fund was 1/1/96.

  11.  Cumulative return for the ten years/since inception was 484.29%, assuming all dividends were reinvested in shares of the Fund.

Top Ten Holdings*

(as a % total investments, as of December 31, 2005)

Security		% of Total Investments†
1) Motorola, Inc.	MOT	6.52%
2) National Semiconductor Corp.	NSM	4.09%
3) Talisman Energy, Inc.	TLM	4.02%
4) Ceradyne, Inc.	CRDN	3.45%
5) Scientific-Atlanta, Inc.	SFA	3.39%
6) GlobalSantaFe Corp.	GSF	3.29%
7) Seagate Technology	STX	3.25%
8) Chesapeake Energy Corp.	CHK	3.16%
9) Lucent Technologies, Inc. (bond)	LU	2.94%
10) Brooks Automation, Inc.	BRKS	2.68%

Top Ten Holdings = 36.79% of Total Investments†

  *   Current portfolio holdings may not be indicative of future portfolio holdings.

  †  Percentage of total investments includes all stocks, fixed income securities and options plus cash minus all short positions.

Sector Weightings*

(as a % total investments, as of December 31, 2005)

Sector	Long(1)	(Short)(1)	Total(1)(2)
Healthcare/Medical Devices/ Pharmaceuticals	14.96%	(0.63)%	14.33%
Cable/Entertainment/Media/ Software	9.47%	(0.75)%	8.72%
Energy & Industrial	18.82%	—	18.82%
Business Services/Consumer/ Financial	6.93%	(2.38)%	4.55%
Technology	31.51%	(1.38)%	30.13%
Telecommunications	13.01%	(2.30)%	10.71%
Miscellaneous	2.66%	—	2.66%
Cash & Fixed Income Investments	10.08%	—	10.08%

*  Current portfolio holdings may not be indicative of future portfolio holdings.

(1)  Percentage of total investments includes all stocks, fixed income securities and options plus cash minus all short positions.

(2)  Total represents the difference between the long exposure and the short exposure, which produces the net exposure.

Comparison of Change in Value of a $10,000 Investment

The graph above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower. Current month-end performance is available at www.needhamfunds.com.

Needham Funds

NEEDHAM AGGRESSIVE GROWTH FUND (Unaudited)  TICKER: NEAGX

Comparative Performance Statistics as of December 31, 2005

	6 Months(5)	1 Year	3 Years(6)		Since Inception(6)(8)
Needham Aggressive Growth Fund(1)	11.00%	9.70%	15.75	%(7)	8.85	%(9)
S&P 500 Index(2)	5.77%	4.92%	14.38%		5.08%
NASDAQ Composite Index(3)	7.64%	2.13%	18.89%		6.97%
Russell 2000 Index(4)	5.91%	4.64%	22.20%		11.53%

The returns shown in the above table and accompanying footnotes are historical, reflect changes in share price and are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

  1.   Investment results calculated after reinvestment of dividends.

  2.   The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.

  3.   The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks.

  4.   The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.

  5.   Not annualized.

  6.   Compound annual growth rate (annualized return). Assumes all dividends were reinvested in shares of the Fund.

  7.   Cumulative return for the three year period was 55.08%, assuming all dividends were reinvested in shares of the Fund.

  8.   The inception date of the Fund was 9/4/01.

  9.   Cumulative return since inception was 44.29%, assuming all dividends were reinvested in shares of the Fund.

Top Ten Holdings*

(as a % total investments, as of December 31, 2005)

Security		% of Total Investments†
1) Express Scripts, Inc.	ESRX	5.65%
2) Precision Castparts Corp.	PCP	4.66%
3) Animas Corp.	PUMP	4.07%
4) Alliance Data Systems Corp.	ADS	3.50%
5) Community Health Systems, Inc.	CYH	3.23%
6) MEMC Electronic Materials, Inc.	WFR	3.11%
7) Hyperion Solutions Corp.	HYSL	3.02%
8) Getty Images, Inc.	GYI	3.01%
9) Iron Mountain, Inc.	IRM	2.96%
10) Gilead Sciences, Inc.	GILD	2.96%

Top Ten Holdings = 36.17% of Total Investments†

  *  Current portfolio holdings may not be indicative of future portfolio holdings.

  †  Percentage of total investments includes all stocks, fixed income securities and options plus cash minus all short positions.

Sector Weightings*

(as a % total investments, as of December 31, 2005)

Sector	Long(1)	(Short)(1)	Total(1)(2)
Healthcare/Medical Devices/ Pharmaceuticals	21.49%	—	21.49%
Energy & Industrial	6.92%	—	6.92%
Business Services & Financial	23.93%	—	23.93%
Consumer	8.97%	(1.09)%	7.88%
Technology & Telecommunications	29.67%	(1.11)%	28.56%
Miscellaneous	0.02%	—	0.02%
Cash & Fixed Income Investments	11.20%	—	11.20%

*  Current portfolio holdings may not be indicative of future portfolio holdings.

(1)  Percentage of total investments includes all stocks, fixed income securities and options plus cash minus all short positions.

(2)  Total represents the difference between the long exposure and the short exposure, which produces the net exposure.

Comparison of Change in Value of a $10,000 Investment

The graph above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower. Current month-end performance is available at www.needhamfunds.com.

Annual Report 2005

NEEDHAM SMALL CAP GROWTH FUND (Unaudited)  TICKER: NESGX

Comparative Performance Statistics as of December 31, 2005

	6 Months(5)	1 Year	3 Years(6)		Since Inception(6)(8)
Needham Small Cap Growth Fund(1)	4.90%	2.01%	22.23	%(7)	19.38	%(9)
S&P 500 Index(2)	5.77%	4.92%	14.38%		5.87%
NASDAQ Composite Index(3)	7.64%	2.13%	18.89%		8.79%
Russell 2000 Index(4)	5.91%	4.64%	22.20%		10.42%

The returns shown in the above table and accompanying footnotes are historical, reflect changes in share price and are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

  1.   Investment results calculated after reinvestment of dividends.

  2.   The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.

  3.   The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks.

  4.   The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.

  5.   Not annualized.

  6.   Compound annual growth rate (annualized return). Assumes all dividends were reinvested in shares of the Fund.

  7.   Cumulative return for the three year period was 82.62%, assuming all dividends were reinvested in shares of the Fund.

  8.   The inception date of the Fund was 5/22/02.

  9.   Cumulative return since inception was 89.56%, assuming all dividends were reinvested in shares of the Fund.

Top Ten Holdings*

(as a % total investments, as of December 31, 2005)

Security		% of Total Investments†
1) Bright Horizons Family Solutions, Inc.	BFAM	7.97%
2) Advisory Board Company	ABCO	5.90%
3) Ceradyne, Inc.	CRDN	4.71%
4) Actuant Corp.	ATU	4.50%
5) Genesee & Wyoming, Inc.	GWR	3.84%
6) Mobile Mini, Inc.	MINI	3.82%
7) FactSet Research Systems, Inc.	FDS	3.76%
8) Argon ST, Inc.	STST	3.00%
9) MICROS Systems, Inc.	MCRS	2.60%
10) Encore Acquisition Company	EAC	2.59%

Top Ten Holdings = 42.69% of Total Investments†

  *  Current portfolio holdings may not be indicative of future portfolio holdings.

  †  Percentage of total investments includes all stocks, fixed income securities and options plus cash minus all short positions.

Sector Weightings*

(as a % total investments, as of December 31, 2005)

Sector	Long(1)	(Short)(1)	Total(1)(2)
Healthcare/Medical Devices/ Pharmaceuticals	19.18%	(0.66)%	18.52%
Energy & Industrial	20.41%	—	20.41%
Business Services/Consumer/ Financial	37.25%	(0.64)%	36.61%
Technology	17.78%	(0.58)%	17.20%
Telecommunications	3.27%	(0.18)%	3.09%
Miscellaneous	—	—	—
Cash & Fixed Income Investments	4.17%	—	4.17%

*  Current portfolio holdings may not be indicative of future portfolio holdings.

(1)  Percentage of total investments includes all stocks, fixed income securities and options plus cash minus all short positions.

(2)  Total represents the difference between the long exposure and the short exposure, which produces the net exposure.

Comparison of Change in Value of a $10,000 Investment

The graph above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower. Current month-end performance is available at www.needhamfunds.com.

Needham Funds

Disclosure of Fund Expenses (Unaudited)

The following expense table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The expense example table below illustrates your fund's costs in two ways:

•  Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

•  Hypothetical Expenses on a 5% Return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case — because the return used is not the fund's actual return — the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs (if any). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

For the Period July 1, 2005 to December 31, 2005

Expense Example Table

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05- 12/31/05	Expense Ratio During Period 7/1/05- 12/31/05
Needham Growth Fund
Actual Expenses	$1,000.00	$1,152.80	$10.58	1.95%
Hypothetical Expenses on a 5% Return	$1,000.00	$1,015.38	$9.91	1.95%
Needham Aggressive Growth Fund
Actual Expenses	$1,000.00	$1,110.00	$13.30	2.50%
Hypothetical Expenses on a 5% Return	$1,000.00	$1,012.60	$12.68	2.50%
Needham Small Cap Growth Fund
Actual Expenses	$1,000.00	$1,049.00	$12.34	2.39%
Hypothetical Expenses on a 5% Return	$1,000.00	$1,013.16	$12.13	2.39%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Annual Report 2005

Needham Growth

Schedule of Investments

December 31, 2005

	Shares	Value
Common Stocks (88.2%)
Business Services (4.9%)
Affiliated Computer Services, Inc. - Class A*	45,000	$2,663,100
First Data Corp.	75,000	3,225,750
Iron Mountain, Inc.*	100,000	4,222,000
		10,110,850
Cable Television & Equipment (4.8%)
Comcast Corp. - Class A†*	130,000	3,374,800
Scientific-Atlanta, Inc.	150,000	6,460,500
		9,835,300
Computers - Integrated Systems (2.0%)
Kronos, Inc.†*	100,000	4,186,000
Computers - Storage (4.3%)
Datalink Corp. (PP)*	400,000	1,480,000
Datalink Corp.*	280,000	1,036,000
Seagate Technology	310,000	6,196,900
		8,712,900
Construction (0.7%)
Walter Industries, Inc. (L)	30,000	1,491,600
Contract Manufacturing & Materials (1.2%)
Merix Corp.*	200,000	1,446,000
Pemstar, Inc. (L)*	640,000	947,200
		2,393,200
Electronic Components & Equipment (11.4%)
Actel Corp.*	125,000	1,591,250
Agere Systems, Inc.†*	200,000	2,580,000
Atmel Corp.*	750,000	2,317,500
AXT, Inc.*	367,202	785,812
Electro Scientific Industries, Inc. (L)*	20,000	483,000
MEMC Electronic Materials, Inc.*	179,450	3,978,406
Newport Corp.*	250,000	3,385,000
Orbotech Ltd.*	148,600	3,561,942
Planar Systems, Inc.*	300,000	2,511,000
Vishay Intertechnology, Inc.†*	150,000	2,064,000
		23,257,910
Enabling Technology (1.0%)
Dolby Laboratories, Inc. - Class A (L)*	125,000	2,131,250
Healthcare Services (2.5%)
HCA, Inc.	50,000	2,525,000
Phase Forward, Inc. (L)*	265,250	2,586,188
		5,111,188

	Shares	Value
Insurance (0.5%)
American International Group, Inc.	15,000	$1,023,450
Manufacturing & Industrial Equipment (5.9%)
Ceradyne, Inc.*	150,000	6,570,000
Intevac, Inc.*	146,275	1,930,830
Southwall Technologies, Inc.*	728,000	444,080
Sypris Solutions, Inc. (L)	308,687	3,080,696
		12,025,606
Medical Devices & Supplies (6.8%)
Analogic Corp. (L)	80,000	3,828,000
CONMED Corp.*	100,000	2,366,000
Thermo Electron Corp.†*	150,000	4,519,500
Viasys Healthcare, Inc.†*	125,000	3,212,500
		13,926,000
Oil & Gas - Exploration & Production (9.8%)
Chesapeake Energy Corp. (L)	190,000	6,028,700
GlobalSantaFe Corp.	130,000	6,259,500
Talisman Energy, Inc.	145,000	7,667,600
		19,955,800
Pharmaceuticals & Biotechnology (4.6%)
Johnson & Johnson	75,000	4,507,500
Merck & Co., Inc.	50,000	1,590,500
Schering-Plough Corp.	162,000	3,377,700
		9,475,700
Semiconductors (10.6%)
Brooks Automation, Inc.*	408,028	5,112,591
FSI International, Inc. (PP)*	150,000	690,000
FSI International, Inc. (L)*	331,000	1,522,600
MKS Instruments, Inc.*	134,100	2,399,049
National Semiconductor Corp.	300,000	7,794,000
Semitool, Inc.	144,435	1,571,453
Standard Microsystems Corp. (L)*	55,000	1,577,950
Vimicro International Corp.	110,000	1,075,800
		21,743,443
Software (4.0%)
Aspen Technology, Inc.*	300,000	2,355,000
Hyperion Solutions Corp. (L)*	112,500	4,029,750
Phoenix Technologies Ltd.*	290,000	1,815,400
		8,200,150
Specialty Retailing & Manufacturing (1.0%)
CarMax, Inc. (L)*	75,000	2,076,000
Telecommunication Services & Equipment (1.0%)
Eschelon Telecom, Inc.*	146,990	2,065,210

See accompanying notes to financial statements.

Needham Funds

Needham Growth

Schedule of Investments (Continued)

December 31, 2005

	Shares	Value
Wireless Communications & Equipment (11.2%)
Anaren, Inc.†*	170,000	$2,657,100
EMS Technologies, Inc. (L)*	176,900	3,131,130
Motorola, Inc.	550,000	12,424,500
ViaSat, Inc. (L)*	169,000	4,517,370
		22,730,100
Total Common Stocks (Cost $125,467,311)		180,451,657
Convertible Preferred Stock (0.0%)
Cable Television & Equipment (0.0%)
Adelphia Communications Corp., 7.50%, 11/15/49, Series E**	182,000	3,640
Total Convertible Preferred Stock (Cost $2,554,580)		3,640
Investment Trusts (2.4%)
H&Q Healthcare Investors	165,199	2,962,018
H&Q Life Sciences Investors	131,729	2,062,876
Total Investment Trusts (Cost $4,938,424)		5,024,894
	Principal Amount
Convertible Bonds (4.1%)
Telecommunication Services & Equipment (4.1%)
Lucent Technologies, Inc., 8.00%, 8/1/31	$5,500,000	5,610,000
Nortel Networks Corp., 4.25%, 9/1/08	3,000,000	2,827,500
Total Convertible Bonds (Cost $8,321,066)		8,437,500
	Shares
Warrants (0.0%)
Computers - Storage (0.0%)
Datalink Corp., Expiring May 07, Strike Price $4.50 (FV)*	68,000	46,010

	Principal Amount	Value
Total Warrants (Cost $35,360)		$46,010
Repurchase Agreements (8.1%)
Bear Stearns Companies, Inc., 3.20%, 1/3/06 (Purchased on 12/30/05, proceeds at maturity $10,793,150, collateralized by U.S. Treasury Obligation, 11/15/16, value $11,102,812)	$10,789,314	10,789,314
Bear Stearns Companies, Inc., 4.00%, 1/3/06 (Purchased on 12/30/05, proceeds at maturity $5,309,906, collateralized by U.S. Treasury Obligation, 11/15/16, value $5,462,608) (Held as Collateral for Securities Lending)	5,307,547	5,307,547
Bear Stearns Companies, Inc., 2.00%, 1/3/06 (Purchased on 12/30/05, proceeds at maturity $394,718, collateralized by U.S. Treasury Obligation, 11/15/16, value $407,246) (Held as Collateral for Securities Lending)	394,631	394,631
Total Repurchase Agreements (Cost $16,491,492)		16,491,492
Total Investments (102.8%) (Cost $157,808,233)(a)		210,455,193
Total Securities Sold Short (-6.9%)		(14,195,719)
Other Assets in Excess of Liabilities (4.1%)		8,364,691
Net Assets (100.0%)		$204,624,165

  (a)  Represents cost (including proceeds from securities sold short) for financial reporting purposes and differs from cost basis for federal income tax purposes by $98,383 due to wash sales. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$65,673,746
Unrealized depreciation	(16,780,841)
Net unrealized appreciation	$48,892,905

  *  Represents non-income producing securities.

  **  Represents defaulted securities.

  †  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $22,281,300.

  (L)  All or a portion of security is on loan as of December 31, 2005. The total value of securities on loan as of December 31, 2005 was $5,641,230.

  (PP)  Private placement. Securities are exempt from registration under Rule 144 of the Securities Act of 1933. Such securities may be resold, normally to institutional buyers, in transactions exempt from registration. At December 31, 2005, the aggregate value of Rule 144 securities amounted to $2,170,000, which represents approximately 1.1% of net assets as of that date.

  (FV)  Fair valued.

See accompanying notes to financial statements.

Annual Report 2005

Needham Growth

Schedule of Securities Sold Short

December 31, 2005

	Shares	Value
Securities Sold Short (-6.9%)
Computers - Storage (-0.4%)
Rackable Systems, Inc.	30,000	$854,400
Financial Services (-1.9%)
Bankrate, Inc.*	41,800	1,233,936
Lehman Brothers Holdings, Inc.	20,000	2,563,400
		3,797,336
Identification Systems and Devices (-0.3%)
Cogent, Inc.*	30,000	680,400
Networking Products (-2.0%)
Juniper Networks, Inc.*	185,000	4,125,500
Pharmaceuticals & Biotechnology (-0.6%)
Myogen, Inc.*	40,000	1,206,400
Semiconductors (-0.5%)
FormFactor, Inc.*	45,000	1,099,350
Software (-0.7%)
ANSYS, Inc.*	18,700	798,303
salesforce.com, inc.	20,000	641,000
		1,439,303
Specialty Retailing & Manufacturing (-0.4%)
Jones Apparel Group, Inc.	24,000	737,280
Telecommunication Services & Equipment (-0.1%)
Essex Corp.*	15,000	255,750
Total Securities Sold Short (Proceeds $10,540,047)(a)		14,195,719
Total Securities Sold Short (-6.9%)		(14,195,719)
Total Investments (102.8%)		210,455,193
Other Assets in Excess of Liabilities (4.1%)		8,364,691
Net Assets (100.0%)		$204,624,165

*  Represents non-income producing securities.

See accompanying notes to financial statements.

Needham Funds

Needham Aggressive Growth

Schedule of Investments

December 31, 2005

	Shares	Value
Common Stocks (87.9%)
Business Services (23.5%)
Affiliated Computer Services, Inc. - Class A*	8,000	$473,440
Alliance Data Systems Corp.*	17,500	623,001
ChoicePoint, Inc.†*	10,000	445,100
Euronet Worldwide, Inc.*	15,000	417,000
First Data Corp.	7,500	322,575
Getty Images, Inc.*	6,000	535,620
Iron Mountain, Inc.*	12,500	527,750
Portfolio Recovery Associates, Inc.*	10,000	464,400
WebSideStory, Inc. (L)	25,000	453,250
		4,262,136
Cable Television & Equipment (5.2%)
Comcast Corp. - Special Class A*	20,000	513,800
Scientific-Atlanta, Inc.	10,000	430,700
		944,500
Computers - Integrated Systems (1.7%)
Kronos, Inc.*	7,500	313,950
Electronic Components & Equipment (4.6%)
MEMC Electronic Materials, Inc.*	25,000	554,250
Orbotech Ltd.†*	12,000	287,640
		841,890
Enabling Technology (4.4%)
Dolby Laboratories, Inc. - Class A*	20,888	356,140
NAVTEQ Corp.*	10,000	438,700
		794,840
Healthcare Services (11.4%)
Community Health Systems, Inc. (L)*	15,000	575,100
Express Scripts, Inc.*	12,000	1,005,600
Phase Forward, Inc.*	25,000	243,750
United Surgical Partners International, Inc. (L)*	7,500	241,125
		2,065,575
Manufacturing & Industrial Equipment (4.6%)
Precision Castparts Corp.	16,000	828,960
Medical Devices & Supplies (6.8%)
Animas Corp.*	30,000	724,500
Kyphon, Inc.*	12,500	510,375
		1,234,875
Oil & Gas - Exploration & Production (2.2%)
XTO Energy, Inc.	9,166	402,754

	Shares	Value
Pharmaceuticals & Biotechnology (2.9%)
Gilead Sciences, Inc.*	10,000	$526,300
Semiconductors (5.5%)
Advanced Analogic Technologies, Inc. (L)*	15,000	207,750
FSI International, Inc. (L)*	35,000	161,000
Monolithic Power Systems, Inc. (L)	10,000	149,900
NetLogic Microsystems, Inc.	5,000	136,200
Semitool, Inc.	12,668	137,828
Vimicro International Corp.	20,000	195,600
		988,278
Software (9.0%)
Hyperion Solutions Corp. (L)*	15,000	537,300
RightNow Technologies, Inc. (L)*	20,300	374,738
TIBCO Software, Inc. (L)*	40,000	298,800
WebEx Communications, Inc.†*	15,000	324,450
Witness Systems, Inc. (L)	5,000	98,350
		1,633,638
Specialty Retailing & Manufacturing (3.6%)
CarMax, Inc. (L)*	2,500	69,200
Coach, Inc.	10,000	333,400
Guitar Center, Inc. (L)	5,000	250,050
		652,650
Wireless Communications & Equipment (2.5%)
EMS Technologies, Inc. (L)*	10,000	177,000
ViaSat, Inc.*	10,000	267,300
		444,300
Total Common Stocks (Cost $11,017,677)		15,934,646
Foreign Stock (1.5%)
Enabling Technology (1.5%)
Tele Atlas NV	10,000	265,859
Total Foreign Stock (Cost $225,138)		265,859
Warrants (0.0%)
Computers - Storage (0.0%)
Datalink Corp., Expiring May 07, Strike Price $4.50 (FV)*	4,000	2,706
Total Warrants (Cost $2,080)		2,706
	Principal Amount
Repurchase Agreements (17.8%)
Bear Stearns Companies, Inc., 3.20%, 1/3/06 (Purchased on 12/30/05, proceeds at maturity $1,995,895, collateralized by U.S. Treasury Obligation, 11/15/16, value $2,054,602)	$1,995,185	1,995,185

See accompanying notes to financial statements.

Annual Report 2005

Needham Aggressive Growth

Schedule of Investments (Continued)

December 31, 2005

	Principal Amount	Value
Bear Stearns Companies, Inc., 4.00%, 1/3/06 (Purchased on 12/30/05, proceeds at maturity $1,108,893, collateralized by U.S. Treasury Obligation, 11/15/16, value $1,142,126) (Held as Collateral for Securities Lending)	$1,108,400	$1,108,400
Bear Stearns Companies, Inc., 2.00%, 1/3/06 (Purchased on 12/30/05, proceeds at maturity $122,244, collateralized by U.S. Treasury Obligation, 11/15/16, value $128,604) (Held as Collateral for Securities Lending)	122,217	122,217
Total Repurchase Agreements (Cost $3,225,802)		3,225,802
Total Investments (107.2%) (Cost $14,470,697)(a)		19,429,013
Total Securities Sold Short (-2.2%)		(392,046)
Liabilities in Excess of Other Assets (-5.0%)		(912,285)
Net Assets (100.0%)		$18,124,682

  (a)  Represents cost (including proceeds from securities sold short) for financial reporting purposes and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,056,951
Unrealized depreciation	(102,892)
Net unrealized appreciation	$4,954,059

  *  Represents non-income producing securities.

  †  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $840,890.

  (L)  All or a portion of security is on loan as of December 31, 2005. The total value of securities on loan as of December 31, 2005 was $1,210,087.

  (FV)  Fair valued.

See accompanying notes to financial statements.

Needham Funds

Needham Aggressive Growth

Schedule of Securities Sold Short

December 31, 2005

	Shares	Value
Securities Sold Short (-2.2%)
Identification Systems and Devices (-0.3%)
Cogent, Inc.*	2,500	$56,700
Semiconductors (-0.5%)
FormFactor, Inc.*	3,550	86,727
Software (-0.3%)
salesforce.com, inc.	1,700	54,485
Specialty Retailing & Manufacturing (-1.1%)
Jones Apparel Group, Inc.	2,200	67,584
Urban Outfitters, Inc.*	5,000	126,550
		194,134
Total Securities Sold Short (Proceeds $387,789)(a)		392,046
Total Securities Sold Short (-2.2%)		(392,046)
Total Investments (107.2%)		19,429,013
Liabilities in Excess of Other Assets (-5.0%)		(912,285)
Net Assets (100.0%)		$18,124,682

*  Represents non-income producing securities.

See accompanying notes to financial statements.

Annual Report 2005

Needham Small Cap Growth

Schedule of Investments

December 31, 2005

	Shares	Value
Common Stocks (96.8%)
Aerospace & Satellite (3.9%)
Innovative Solutions and Support, Inc.*	25,000	$319,500
Integral Systems, Inc. (L)	22,000	414,920
		734,420
Business Services (15.3%)
Copart, Inc.†*	13,000	299,780
Corporate Executive Board Co.	5,000	448,500
Digitas, Inc.*	21,900	274,188
FactSet Research Systems, Inc.	17,000	699,720
Mobile Mini, Inc.*	15,000	710,999
SRA International, Inc. - Class A*	14,500	442,830
		2,876,017
Computers - Integrated Systems (2.6%)
MICROS Systems, Inc.*	10,000	483,200
Computers - Storage (1.0%)
Datalink Corp.*	51,825	191,753
Contract Manufacturing & Materials (0.2%)
Pemstar, Inc.*	20,000	29,600
Day Care Services (8.9%)
Bright Horizons Family Solutions, Inc. (L)*	40,000	1,482,000
Learning Care Group, Inc.*	25,000	186,503
		1,668,503
Defense (3.0%)
ARGON ST, Inc. (L)*	18,000	557,640
Enabling Technology (3.3%)
Dolby Laboratories, Inc. - Class A*	16,700	284,735
NAVTEQ Corp.*	7,500	329,025
		613,760
Financial Services (3.8%)
Asset Acceptance Capital Corp. (L)*	20,000	449,200
First Republic Bank	6,000	222,060
National Financial Partners Corp. (L)	1,000	52,550
		723,810
Healthcare Services (9.9%)
Advisory Board Co.*	23,000	1,096,410
HealthExtras, Inc.†*	15,000	376,500
Phase Forward, Inc.*	40,000	390,000
		1,862,910

	Shares	Value
Insurance (5.2%)
Philadelphia Consolidated Holding Corp.*	3,500	$338,415
RLI Corp.*	2,500	124,675
Universal American Financial Corp.*	10,000	150,800
W.R. Berkley Corp.	7,500	357,150
		971,040
Manufacturing & Industrial Equipment (10.3%)
Actuant Corp. - Class A	15,000	837,000
Ceradyne, Inc.*	20,000	876,000
Intevac, Inc.*	10,000	132,000
Sypris Solutions, Inc. (L)	9,000	89,820
		1,934,820
Marketing Services (3.6%)
aQuantive, Inc.*	16,000	403,840
SITEL Corp. (L)*	90,000	280,800
		684,640
Medical Devices & Supplies (8.1%)
Animas Corp.*	12,000	289,800
Cantel Medical Corp.*	25,000	448,500
Immucor, Inc. (L)*	17,500	408,800
IRIS International, Inc. (L)*	17,500	382,550
		1,529,650
Oil & Gas - Equipment & Services (2.4%)
Superior Energy Services, Inc.†*	21,000	442,050
Oil & Gas - Exploration & Production (3.6%)
Encore Acquisition Co.*	15,000	480,600
Grey Wolf, Inc.*	25,000	193,250
		673,850
Pharmaceuticals & Biotechnology (0.9%)
First Horizon Pharmaceutical Corp. (L)*	10,000	172,500
Semiconductors (3.8%)
FSI International, Inc. (L)*	23,000	105,800
MKS Instruments, Inc.*	22,500	402,525
Semitool, Inc.	13,253	144,193
Standard Microsystems Corp.*	2,500	71,725
		724,243
Transportation (3.8%)
Genesee & Wyoming, Inc. - Class A*	19,000	713,450

See accompanying notes to financial statements.

Needham Funds

Needham Small Cap Growth

Schedule of Investments (Continued)

December 31, 2005

	Shares	Value
Wireless Communications & Equipment (3.2%)
Novatel Wireless, Inc.*	7,500	$207,075
ViaSat, Inc.*	15,000	400,950
		608,025
Total Common Stocks (Cost $12,364,411)		18,195,881
	Principal Amount
Repurchase Agreements (15.7%)
Bear Stearns Companies, Inc., 3.20%, 1/3/06 (Purchased on 12/30/05, proceeds at maturity $776,429, collateralized by U.S. Treasury Obligation, 11/15/16, value $799,182)	$776,153	776,153
Bear Stearns Companies, Inc., 4.00%, 1/3/06 (Purchased on 12/30/05, proceeds at maturity $2,180,244, collateralized by U.S. Treasury Obligation, 11/15/16, value $2,244,446) (Held as Collateral for Securities Lending)	2,179,275	2,179,275
Bear Stearns Companies, Inc., 2.00%, 1/3/06 (Purchased on 12/30/05, proceeds at maturity $1,915, collateralized by U.S. Treasury Obligation, 11/15/16, value $3,062) (Held as Collateral for Securities Lending)	1,914	1,914
Total Repurchase Agreements (Cost $2,957,342)		2,957,342
Total Investments (112.5%) (Cost $15,321,753)(a)		21,153,223
Total Securities Sold Short (-2.0%)		(383,456)
Liabilities in Excess of Other Assets (-10.5%)		(1,981,235)
Net Assets (100.0%)		$18,788,532

  (a)  Represents cost (including proceeds from securities sold short) for financial reporting purposes and differs from cost basis for federal income tax purposes by $18,350 due to wash sales. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,893,373
Unrealized depreciation	(22,512)
Net unrealized appreciation	$5,870,861

  *  Represents non-income producing securities.

  †  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $834,155.

  (L)  All or a portion of security is on loan as of December 31, 2005. The total value of securities on loan as of December 31, 2005 was $2,111,423.

See accompanying notes to financial statements.

Annual Report 2005

Needham Small Cap Growth

Schedule of Securities Sold Short

December 31, 2005

	Shares	Value
Securities Sold Short (-2.0%)
Computers - Integrated Systems (-0.0%)
PAR Technology Corp.*	100	$2,776
Financial Services (-0.6%)
Bankrate, Inc.*	4,000	118,080
Identification Systems and Devices (-0.3%)
Cogent, Inc.*	2,500	56,700
Medical Devices & Supplies (-0.6%)
Greatbatch, Inc.	2,000	52,020
Integra LifeSciences Holdings Corp.*	2,000	70,920
		122,940
Semiconductors (-0.3%)
FormFactor, Inc.*	2,000	48,860
Telecommunication Services & Equipment (-0.2%)
Essex Corp.*	2,000	34,100
Total Securities Sold Short (Proceeds $441,197)(a)		383,456
Total Securities Sold Short (-2.0%)		(383,456)
Total Investments (112.5%)		21,153,223
Liabilities in Excess of Other Assets (-10.5%)		(1,981,235)
Net Assets (100.0%)		$18,788,532

*  Represents non-income producing securities.

See accompanying notes to financial statements.

Needham Funds

Statements of Assets and Liabilities

December 31, 2005

	Needham Growth Fund	Needham Aggressive Growth Fund	Needham Small Cap Growth Fund
Assets:
Investments, at Value* (Cost $141,281,381, $11,242,815 and $12,364,411, respectively)	$193,917,691	$16,200,505	$18,195,881
Warrants, at Value (Cost $35,360, $2,080 and $0, respectively)	46,010	2,706	—
Repurchase Agreements, at Cost	16,491,492	3,225,802	2,957,342
Total Investments	210,455,193	19,429,013	21,153,223
Receivables:
Deposit with Broker for Securities Sold Short	14,395,094	400,306	440,812
Dividends and Interest	366,947	8,324	3,884
Fund Shares Sold	140,750	—	24,208
Investment Securities Sold	217,390	—	153,578
Prepaid Expenses and Other Assets	23,428	15,371	11,846
Total Assets	225,598,802	19,853,014	21,787,551
Liabilities:
Securities Sold Short, at Value (Proceeds $10,540,047, $387,789 and $441,197, respectively)	14,195,719	392,046	383,456
Payable upon Return of Securities Loaned	5,702,178	1,230,617	2,181,189
Payables:
Investment Securities Purchased	—	—	146,644
Fund Shares Redeemed	639,226	—	191,202
Due to Adviser	219,817	18,018	19,161
Distribution Fees	43,963	3,874	4,080
Directors' Fees	4,243	934	829
Accrued Expenses and Other Liabilities	169,491	82,843	72,458
Total Liabilities:	20,974,637	1,728,332	2,999,019
Net Assets	$204,624,165	$18,124,682	$18,788,532
Shares Issued and Outstanding $.001 Par Value (Authorized 800,000,000, 100,000,000 and 100,000,000, respectively)	5,732,609	1,319,786	1,099,109
Net Asset Value, Offering and Redemption Price Per Share	$35.69	$13.73	$17.09
Components of Net Assets
Paid-in Capital	$158,457,899	$13,170,984	$12,646,111
Undistributed Net Investment Income (Loss)	—	(361)	—
Accumulated Net Realized Gain (Loss)	(2,825,022)	—	253,210
Net Unrealized Appreciation (Depreciation) of Investment Securities, Warrants and Securities Sold Short	48,991,288	4,954,059	5,889,211
Total Net Assets	$204,624,165	$18,124,682	$18,788,532

* Includes securities on loan with total values of $5,641,230, $1,210,087 and $2,111,423, respectively.

See accompanying notes to financial statements.

Annual Report 2005

Statements of Operations

For the Year Ended December 31, 2005

	Needham Growth Fund	Needham Aggressive Growth Fund	Needham Small Cap Growth Fund
Investment Income
Dividends	$1,024,415	$19,660	$119,949
Interest	917,357	57,724	36,594
Securities Lending	33,119	5,822	9,597
Total Investment Income	1,974,891	83,206	166,140
Expenses
Investment Advisory Fees	2,662,414	209,457	260,509
Distribution Fees	532,482	41,823	52,114
Administration and Accounting Fees	182,079	43,850	45,231
Chief Compliance Officer Fees	21,250	1,750	2,000
Conversion Fees	46,420	2,545	3,490
Audit Fees	49,666	37,366	36,967
Custodian Fees	36,804	11,283	14,073
Dividend Expense on Securities Sold Short	39,183	326	385
Insurance Expense	34,330	2,295	1,010
Interest Expense*	29,323	1,503	1,171
Legal Fees	91,038	35,000	35,000
Filing Fees	10,078	7,264	7,543
Shareholders' Reports	115,513	16,167	19,209
Transfer Agent Fees	124,347	27,531	30,628
Directors' Fees	46,227	2,735	3,041
Other Expenses	105,796	25,959	24,615
Total Expenses	4,126,950	466,854	536,986
Less: Fees Waived and/or Expenses Reimbursed by the Adviser	—	(46,838)	(29,092)
Net Expenses	4,126,950	420,016	507,894
Net Investment Loss	(2,152,059)	(336,810)	(341,754)
Realized and Unrealized Gain (Loss) on Investment Securities, Warrants and Securities Sold Short
Net Realized Gain (Loss) on Investment Securities, Warrants and Securities Sold Short	38,533,150	922,531	2,761,377
Change in Unrealized Appreciation (Depreciation) of Investment Securities, Warrants and Securities Sold Short	(12,574,895)	1,012,874	(2,415,430)
Net Realized and Unrealized Gain (Loss) on Investment Securities, Warrants and Securities Sold Short	25,958,255	1,935,405	345,947
Change in Net Assets Resulting from Operations	$23,806,196	$1,598,595	$4,193

  *  Expense consists of interest expense on temporary borrowings and/or interest expense related to Securities Sold Short.

See accompanying notes to financial statements.

Needham Funds

Statements of Changes in Net Assets

	Needham Growth Fund		Needham Aggressive Growth Fund		Needham Small Cap Growth Fund
	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2005	Year Ended December 31, 2004
Change in Net Assets
Operations:
Net Investment Loss	$(2,152,059)	$(4,897,093)	$(336,810)	$(378,269)	$(341,754)	$(482,187)
Net Realized Loss on Option Contracts	—	(1,322,357)	—	—	—	—
Net Realized Gain (Loss) on Investment Securities, Warrants and Securities Sold Short	38,533,150	13,637,854	922,531	489,748	2,761,377	(612,078)
Change in Unrealized Appreciation (Depreciation) of Investment Securities, Warrants and Securities Sold Short	(12,574,895)	5,600,561	1,012,874	1,639,704	(2,415,430)	3,227,072
Change in Net Assets Resulting from Operations	23,806,196	13,018,965	1,598,595	1,751,183	4,193	2,132,807
Distributions to Shareholders from:
Net Realized Gains	—	—	(454,170)	—	(1,851,163)	(68,474)
Total Distributions to Shareholders	—	—	(454,170)	—	(1,851,163)	(68,474)
Capital Transactions:
Shares Issued	17,886,167	58,898,114	557,511	1,013,413	3,983,552	19,549,157
Contribution by Adviser (Note 14)	—	417,668	—	—	—	—
Shares Issued in Reinvestment of Distributions	—	—	449,084	—	1,810,020	67,806
Shares Redeemed	(124,440,258)	(149,282,839)	(1,026,823)	(3,482,785)	(11,053,391)	(23,401,507)
Change in Net Assets from Capital Transactions	(106,554,091)	(89,967,057)	(20,228)	(2,469,372)	(5,259,819)	(3,784,544)
Change in Net Assets	(82,747,895)	(76,948,092)	1,124,197	(718,189)	(7,106,789)	(1,720,211)
Net Assets
Beginning of Period	287,372,060	364,320,152	17,000,485	17,718,674	25,895,321	27,615,532
End of Period	$204,624,165	$287,372,060	$18,124,682	$17,000,485	$18,788,532	$25,895,321
Undistributed Net Investment Income	—	—	(361)	—	—	—
Share Transactions:
Number of Shares Issued	550,026	1,976,467	43,924	85,122	219,469	1,129,912
Number of Shares Reinvested	—	—	33,893	—	107,262	3,938
Number of Shares Redeemed	(4,037,654)	(5,170,870)	(81,011)	(301,518)	(624,858)	(1,376,108)
Change in Shares	(3,487,628)	(3,194,403)	(3,194)	(216,396)	(298,127)	(242,258)

See accompanying notes to financial statements.

Annual Report 2005

Needham Growth Fund

Financial Highlights

(For a Share Outstanding Throughout each Period)	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Net Asset Value, Beginning of Period	$31.17	$29.35	$19.92	$27.78	$24.77
Investment Operations
Net Investment Loss	(0.38)	(0.84)	(0.38)	(0.25)	(0.29)
Net Realized and Unrealized Gains (Losses) on Investments	4.90	2.62	9.81	(7.61)	3.30
Total from Investment Operations	4.52	1.78	9.43	(7.86)	3.01
Contribution by Adviser	—	0.04	—	—	—
Net Asset Value, End of Period	$35.69	$31.17	$29.35	$19.92	$27.78
Total Return	14.50%	6.20%	47.34%	(28.29)%	12.15%
Net Assets, End of Period (000's)	$204,624	$287,372	$364,320	$264,575	$348,387
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets	1.94%	2.21%	2.16%	1.92%	1.94	%(1)
Ratio of Expenses to Average Net Assets (excluding interest and dividend expense)	1.91%	1.78%	1.77%	1.75%	1.87%
Ratio of Net Investment Loss to Average Net Assets	(1.01)%	(1.51)%	(1.38)%	(1.01)%	(1.04)%
Portfolio Turnover Rate	16%	15%	42%	78%	150%

  (1)  Unaudited.

See accompanying notes to financial statements.

Needham Funds

Needham Aggressive Growth Fund

Financial Highlights

(For a Share Outstanding Throughout each Period)	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	September 4, 2001 to December 31, 2001*
Net Asset Value, Beginning of Period	$12.85	$11.51	$9.09	$11.23	$10.00
Investment Operations
Net Investment Loss	(0.26)	(0.36)	(0.23)	(0.17)	(0.03)
Net Realized and Unrealized Gains (Losses) on Investments	1.49	1.70	2.65	(1.76)	1.26
Total from Investment Operations	1.23	1.34	2.42	(1.93)	1.23
Less Distributions
Net Realized Gains	(0.35)	—	—	(0.21)	—
Total Distributions	(0.35)	—	—	(0.21)	—
Net Asset Value, End of Period	$13.73	$12.85	$11.51	$9.09	$11.23
Total Return	9.70%	11.64%	26.62%	(17.15)%	12.30	%(b)
Net Assets, End of Period (000's)	$18,125	$17,000	$17,719	$14,273	$13,178
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	2.50%	2.61%	2.52%	2.51%	2.57	%(a)(1)
Ratio of Net Expenses to Average Net Assets (excluding interest and dividend expense)	2.50%	2.50%	2.50%	2.50%	2.50	%(a)
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursement of expenses)	2.78%	3.15%	3.22%	2.78%	4.12	%(a)(1)
Ratio of Net Investment Loss to Average Net Assets	(2.01)%	(2.25)%	(2.24)%	(1.76)%	(1.23	)%(a)
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursement of expenses)	(2.29)%	(2.79)%	(2.94)%	(2.03)%	(2.78	)%(a)
Portfolio Turnover Rate	69%	64%	87%	58%	45	%(a)

  *  The Needham Aggressive Growth Fund commenced operations on September 4, 2001.

  (a)  Annualized.

  (b)  Not Annualized.

  (1)  Unaudited.

See accompanying notes to financial statements.

Annual Report 2005

Needham Small Cap Growth Fund

Financial Highlights

(For a Share Outstanding Throughout each Period)	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	May 22, 2002 to December 31, 2002*
Net Asset Value, Beginning of Period	$18.53	$16.84	$10.38	$10.00
Investment Operations
Net Investment Loss	(0.31)	(0.37)	(0.06)	(0.10)
Net Realized and Unrealized Gains (Losses) on Investments	0.66	2.11	6.52	0.48
Total from Investment Operations	0.35	1.74	6.46	0.38
Less Distributions
Net Realized Gains	(1.79)	(0.05)	—	—
Total Distributions	(1.79)	(0.05)	—	—
Net Asset Value, End of Period	$17.09	$18.53	$16.84	$10.38
Total Return	2.01%	10.34%	62.24%	3.80	%(b)
Net Assets, End of Period (000's)	$18,789	$25,895	$27,616	$4,569
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	2.44%	2.52%	2.27%	2.50	%(a)
Ratio of Net Expenses to Average Net Assets (excluding interest and dividend expense)	2.44%	2.50%	2.26%	2.50	%(a)
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursement of expenses)	2.58%	2.63%	3.25%	6.06	%(a)
Ratio of Net Investment Loss to Average Net Assets	(1.64)%	(1.91)%	(1.68)%	(2.04	)%(a)
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursement of expenses)	(1.78)%	(2.02)%	(2.66)%	(5.60	)%(a)
Portfolio Turnover Rate	104%	68%	67%	107	%(a)

  *  The Needham Small Cap Growth Fund commenced operations on May 22, 2002.

  (a)  Annualized.

  (b)  Not Annualized.

See accompanying notes to financial statements.

Needham Funds

Notes to Financial Statements

1.  Organization

Needham Growth Fund ("NGF"), Needham Aggressive Growth Fund ("NAGF") and Needham Small Cap Growth Fund ("NSCGF") or (each, a "Portfolio" and collectively the "Portfolios"), are portfolios of The Needham Funds, Inc. (the "Fund"), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on October 12, 1995.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange's close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors. The Fund's Fair Value Procedures are implemented and monitored by a Fair Value Committee (the "Committee") designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board of Directors.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Portfolio's daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

3.  Investment Advisory and Administrative Services

The Fund has engaged Needham Investment Management L.L.C. (the "Adviser") to manage its investments. The Fund pays the Adviser a fee at the annual rate of 1.25% of the average daily net asset value of each Portfolio.

The Adviser contractually agreed to waive its fee, and/or to reimburse expenses of, NAGF and NSCGF in an amount that limits annual operating expenses (excluding interest expense and dividend expense on securities sold short) to not more than 2.50% of the average daily net assets of NAGF and NSCGF for the year ended December 31, 2005.

For the year ended December 31, 2005, the Adviser waived advisory fees in the amount of $46,838 and $29,092 for NAGF and NSCGF, respectively.

The Fund and BISYS Fund Services Ohio, Inc. (the "Administrator") are parties to a Master Services Agreement dated June 6, 2005. The Administrator provides administrative and fund accounting services pursuant to this agreement and, in consideration of these services, receives a fee computed daily and paid monthly at an annual rate equal to 0.07% of the first $750 million of the average daily net assets of the Portfolios, and 0.065% of the average daily net assets of the Portfolios, in excess of $750 million. The Administrator also provides transfer agent and other services pursuant to this agreement for additional fees.

Prior to June 6, 2005, PFPC, Inc. served as the Fund's Administrator and received a fee at an annual rate of 0.10% of the average daily net assets of each Portfolio, subject to certain minimums.

Certain officers of the Fund are also officers of the Adviser, Administrator, and/or Needham & Company, LLC (the "Distributor"). Such officers receive no fees from the Fund for serving as officers of the Fund. Each of the two Disinterested Directors receives a quarterly retainer of $3,000 and a per-meeting fee of $500. Each Disinterested Director is also a member of the Fund's Audit Committee and receives a fee of $500 per meeting attended. The Adviser provides an employee to serve as Chief Compliance Officer for the Fund and to provide certain related services, and receives an annual fee for this service as approved by the Fund's Board of Directors.

Annual Report 2005

Notes to Financial Statements (Continued)

4.  Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each Portfolio pays Needham & Company, LLC and any other distributor or financial institution with which the Fund has an agreement with respect to each Portfolio, a fee at an annual rate of 0.25 of 1% of each Portfolio's daily average net assets. For the year ended December 31, 2005, NGF, NAGF and NSCGF incurred distribution fees in the amount of $532,482, $41,823 and $52,114, respectively. For the year ended December 31, 2005, NGF, NAGF and NSCGF each paid 12b-1 fees to Needham & Company, LLC in the amount of $130,833, $27,738 and $22,077, respectively.

5.  Temporary Borrowings

The Fund has entered into an agreement with the Custodial Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated daily based on the Federal Funds Rate plus one percent. Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

There were no outstanding borrowings by the Portfolios at December 31, 2005. During the year ended December 31, 2005, borrowings were as follows:

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
NGF	3.40%	$2,571,222	54	$13,127	$20,330,000
NSCGF	4.27%	$279,000	13	$431	$780,000

6.  Securities Lending

The Portfolios may lend their respective portfolio securities, provided that with regard to each Portfolio (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned, (ii) the Portfolio may at any time call the loan and regain the securities loaned, (iii) the Portfolio receives any interest or dividends paid on the loaned securities, and (iv) the aggregate market value of securities loaned will not at any time exceed such percentage of the total assets of the Portfolio as the Directors may establish, but not to exceed 20%. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, the Adviser considers relevant facts including the creditworthiness of the borrower. The risks in lending portfolio securities consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

	Value of Securities Loaned	Value of Collateral
NGF	$5,641,230	$5,702,178
NAGF	1,210,087	1,230,617
NSCGF	2,111,423	2,181,189

7.  Repurchase Agreements

The Portfolios will only enter into repurchase agreements where (i) the underlying securities are of the type which the Portfolio's investment policies would allow the Portfolio to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times.

8.  Option Transactions

Each Portfolio may invest in options contracts to reduce its exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline. Similarly, such investments may protect a Portfolio against fluctuations in the value of securities in which the Portfolio is about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore, bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

Needham Funds

Notes to Financial Statements (Continued)

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions. When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

In the normal course of business, certain Portfolios may trade and hold certain fair-valued derivative contracts which constitute guarantees under Financial Accounting Standards Board Interpretation 45. Such contracts include written options where a Portfolio would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty. The maximum payouts for these contracts are limited to the number of contracts written and the related strike price. The maximum payout amount could be offset by the subsequent sale of assets obtained via the execution of a payout event.

Neither NGF, NAGF nor NSCGF had purchased or written options during the year ended December 31, 2005.

9.  Short Sale Transactions

During the year ended December 31, 2005, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At December 31, 2005, the market value of securities separately segregated to cover short positions were approximately $22,281,300, $840,890 and $834,155 for NGF, NAGF and NSCGF respectively. Additionally, included in Deposit with Brokers for Securities Sold Short is $3,908,406 and $12,843 pledged as collateral with brokers in connection with open short positions for NGF and NAGF, respectively. Securities sold short at December 31, 2005 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short.

10.  Investment Transactions

The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the year ended December 31, 2005:

	Purchases	Sales
NGF	$31,913,796	$143,300,773
NAGF	10,375,881	11,635,836
NSCGF	20,481,497	27,822,731

During the year ended December 31, 2005, NGF, NAGF and NSCGF each incurred and paid brokerage commissions to Needham & Company, LLC in the amount of $103,898, $3,436 and $29,201, respectively.

11.  Financial Instruments

The Fund has always maintained a policy of valuing its securities positions and derivative instruments at market values or estimated fair values and of including any realized or unrealized gains or losses in income.

In the normal course of its business, the Portfolios may trade various financial instruments with off-balance sheet risk. These financial instruments include securities sold short and exchange traded options. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of a Portfolio to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by a Portfolio). As a result, short sales create the risk that a Portfolio's ultimate obligation to satisfy delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

12.  Contractual Obligations

Under the Fund's organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13.  Federal Income Taxes

No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally

Annual Report 2005

Notes to Financial Statements (Continued)

due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses. Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio. For federal income tax purposes, all distributions made in 2004 and 2005 were from long-term capital gains.

As of December 31, 2005, the components of distributable earnings (loss) on a tax basis were as follows:

	NGF	NAGF	NSCGF
Accumulated ordinary income (loss)	—	—	—
Undistributed long-term capital gains	—	—	$271,560
Accumulated capital and other losses	$(2,726,639)	$(361)	—
Unrealized appreciation/ (depreciation)	48,892,905	4,954,059	5,870,861
Total accumulated earnings	$46,166,266	$4,953,698	$6,142,421

Reclassifications during the year ended December 31, 2005 were as follows:

	NGF	NAGF	NSCGF
Undistributed net investment income	$2,152,059	$336,449	$341,754
Accumulated net realized gains (losses)	(703)	(300,484)	(73)
Paid-in capital	(2,151,356)	(35,965)	(341,681)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at December 31, its fiscal year end. At December 31, 2005, the following Portfolio had capital loss carryforwards for federal income tax purposes in the following approximate amount:

	Expires on December 31,
	2011	Total
NGF	$2,726,639	$2,726,639

NGF, NAGF and NSCGF each utilized capital loss carryforwards in the amounts of $38,312,570, $99,132 and $535,059, respectively, during the year ended December 31, 2005.

Capital losses after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolios' next taxable year. After October 31, 2005, NAGF incurred and will elect to defer net capital losses in the approximate amount of $361. Neither NGF nor NSCGF had any post-October losses.

NAGF made a long-term capital gain distribution to shareholders of record on November 11, 2005 in the amount of $454,170. NSCGF made a long-term capital gain distribution to shareholders of record on November 11, 2005 in the amount of $1,851,163. The dividends were paid on November 15, 2005.

14. Other Matters

During the year ended December 31, 2004, the Adviser determined that certain interest and dividend income/expense amounts had been under-recorded for NGF in previous years and through June 2004. In connection therewith, an adjustment of approximately $708,500 was recorded to recognize the correct net interest and dividend expense relating to previous years in the 2004 statement of operations (increasing the 2004 net investment loss per share by $0.07, increasing the 2004 ratio of expenses to average net assets by 0.43% and decreasing the 2004 total return by 0.24%). Additionally, in October 2004, the Adviser made a payment to NGF of $417,668 to reimburse NGF for a net overpayment to redeeming shareholders during the period of time that the error persisted, which is reflected in the statement of changes in net assets (which increased the 2004 total return by 0.14%).

Needham Funds

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
The Needham Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and securities sold short, of The Needham Funds, Inc. (the "Funds") (comprising the Needham Growth Fund, Needham Aggressive Growth Fund, and the Needham Small Cap Growth Fund), as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 21, 2002.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Needham Funds, Inc. at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
February 24, 2006

Annual Report 2005

Fund Management

Information pertaining to the Directors and officers of the Fund is set forth below. The address of each individual is 445 Park Avenue, New York, NY 10022-2606. The Statement of Additional Information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling 800-625-7071.

Name, Age and Position with the Fund	Term of Office and Length of Term Served by Director/Officer	Portfolios in the Fund Complex Overseen by Director/Officer	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director/Officer
Disinterested Directors

James P. Poitras, 63, Director	Indefinite; since 1996	Three	Currently retired. Chairman of Kyma Technologies, Inc. (a specialty materials semiconductor company) since 2001; Director since 2000. Founder, Chairman, President and Chief Executive Officer of Integrated Silicon Systems (a computer software company) from 1985 to 1995.

F. Randall Smith, 67, Director	Indefinite; since 1996	Three	Founder and Chief Executive and Investment Officer of Capital Counsel LLC (a registered investment adviser) since September 1999. Co-Founder and Managing Partner of Train, Smith Counsel (a registered investment adviser) from 1975 to 1999.

Interested Director

George A. Needham, 63, Chairman, President and Director	Indefinite; since 1996	Three	Chairman of the Board and Chief Executive Officer of The Needham Group, Inc. and Chairman of the Board and Chief Executive Officer of Needham Holdings, LLC since December 2004. Chairman of the Board from 1996 to present and Chief Executive Officer from 1985 to December 2004 of Needham & Company, LLC.

Officers

James K. Kloppenburg, 50 Executive Vice President, Needham Growth Fund Needham Aggressive Growth Fund	One year; since 2001	Two	Executive Vice President of Needham Investment Management L.L.C., Managing Director of Needham & Company, LLC, since April 2001. Managing Director of Hambrecht & Quist from 1995 to 2001.

Vincent E. Gallagher, 62, Executive Vice President, Needham Growth Fund Needham Small Cap Growth Fund	One year; since 2002	Two	Executive Vice President of Needham Investment Management L.L.C., Managing Director of Needham & Company, LLC, since February 2002. Managing Director of Gerard Klauer Mattison from 2000 to 2002. Managing Director of Needham & Company, Inc. from 1993 to 2000.

Glen Albanese, 34, Treasurer and Secretary	One year; since 1998	Three	Chief Financial Officer of The Needham Group, Inc. and Chief Financial Officer of Needham Holdings, LLC since December 2004. Chief Financial Officer and Managing Director of Needham & Company, LLC since January 2000. Chief Financial Officer of Needham Asset Management from 1997 to 1999.

Alaina V. Metz, 39, Assistant Secretary	One year; since 2005	Three	Vice President, Blue Sky Compliance, BISYS Fund Services, Inc. (since 2002); Chief Administrative Officer, Blue Sky Compliance, BISYS Fund Services, Inc. (1995 – 2002).

James Abbruzzese, 36, Chief Compliance Officer	One year; since 2004	Three	Chief Compliance Officer of Needham & Company, LLC since July 1998.

Mr. Needham is deemed to be an "interested person" as defined in the Investment Company Act of 1940 because of his affiliation with the Fund's investment adviser, Needham Investment Management L.L.C.

Needham Funds

Supplemental Data (Unaudited)

Disclosure of Portfolio Holdings

The Needham Funds, Inc. (the "Fund") files a Form N-Q with the Securities and Exchange Commission (the "SEC") no more than sixty days after the Fund's first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Fund's portfolio holdings as of the end of those fiscal quarters. The Fund's N-Q filings can be found free of charge on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 800-625-7071 or on the SEC's website at http://www.sec.gov.

Board Consideration and Approval of Investment Advisory Agreement

On October 20, 2005, at a meeting called for the purpose of voting on such approval, the Board of Directors, including all of the Directors who are not parties to the Advisory Agreement or interested persons of any such party (the non-interested Directors), approved the continuance of the Fund's Investment Advisory Agreement with Needham Investment Management L.L.C. (the "Adviser"). In so doing, the Board studied materials specifically relating to the Advisory Agreement provided by the Adviser and counsel to the Fund. The Board considered a variety of factors, including the following:

The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund pursuant to the Advisory Agreement, including the Adviser's competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial reporting controls; and adherence to the investment objectives, policies and restrictions of each Portfolio. The Board also reviewed information provided by the Adviser as to its methodology, research and analysis, including, but not limited to, its company visits, which it employs in selecting securities for the Portfolios. The Board considered the qualifications, capabilities and experience of the Fund's portfolio managers, as well as that of other personnel employed by the Adviser who are responsible for providing services to the Fund. The Board concluded that the Adviser fulfilled all of its responsibilities in accordance with its obligations under the Advisory Agreement.

The Board also evaluated the investment performance of each Portfolio relative to the Russell 2000 Index, the S&P 500 Index, the NASDAQ Composite Index and the S&P 400 MidCap Index (with respect to the Growth Fund) for the most recent quarter, year-to-date, one year, three years, five years (with respect to the Growth Fund) and since inception for the periods ended September 30, 2005. The Board noted that the Growth Fund and the Aggressive Growth Fund outperformed the major indices which are used as benchmarks during a majority of the relevant periods, and the Small Cap Growth Fund generally outperformed the major indices which are used as benchmarks over the longer-term, and generally underperformed the major indices during more recent periods.

Additionally, the Board reviewed information on the fee structure of the Advisory Agreement, including the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from their relationship with the Fund, as evidenced by the Adviser's profitability analysis. The profitability analysis consisted of revenues and expenses by category and profit or loss for the year ended December 31, 2004. The Board also reviewed comparisons of the rates of compensation paid to managers of funds in each Portfolio's peer group and Lipper data relating to average expenses and advisory fees for funds comparable in size, character and investment strategy to each Portfolio. Based on the information provided, the Board determined that, though the Fund's fee structure is slightly higher than the average of its respective peer funds, it is still competitive with its peer group and both fair and reasonable given the services provided by the Adviser.

The Board considered the Fund's net investment advisory fees, 12b-1 fees, marketing expenses, rent expenses, professional fees and other expenses, compensation expenses and total expenses. The Board also considered the amount and nature of fees paid by shareholders. The Board considered the fact that the Adviser has agreed to waive a portion of its fees and noted that the fee waiver could be discontinued at any time after December 31, 2006.

The Adviser provided information on peer-group comparisons consisting of mid-cap growth, mid-cap value, mid-cap blend, small-cap growth, small-cap value, small-cap blend and specialty-technology funds. The materials compared each Portfolio's assets under management; management fee; total expenses; and Morningstar rating for the three years, five years and overall for the periods ended September 30, 2005. It was noted that the Fund's management fees and expense ratio are within the average range compared to its respective peer funds.

The Board considered the issue of economies of scale and noted that, given the small size and lack of growth in assets of each Portfolio, consideration of fee breakpoints was premature.

Based on its evaluation of all material aspects of the Advisory Agreement, including the foregoing factors and such other information believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, the Board, including all of the non-interested Directors voting separately, concluded that the continuation of the Advisory Agreement

Annual Report 2005

Supplemental Data (Continued)

would be in the best interest of each Portfolio's shareholders, and determined that the compensation to the Adviser provided for in the Advisory Agreement is fair and reasonable.

The Advisory Agreement provides that it shall continue in effect from year to year with respect to each Portfolio after an initial two-year term as long as it is approved at least annually (i) by a vote of a majority of the outstanding voting securities of each Portfolio (as defined in the 1940 Act) or by a vote of a majority of the Directors of The Needham Funds, Inc., on behalf of each Portfolio, and (ii) a vote of a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if it is assigned within the meaning of the 1940 Act.

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445 Park Avenue
New York, New York 10022-2606

1-800-625-7071

Investment Adviser:
Needham Investment Management L.L.C.
445 Park Avenue
New York, NY 10022-2606

President

George A. Needham

Executive Vice Presidents
  and Portfolio Managers

Vincent E. Gallagher

Needham Growth Fund

Needham Small Cap Growth Fund

James K. Kloppenburg

Needham Growth Fund

Needham Aggressive Growth Fund

Directors

George A. Needham

James P. Poitras

F. Randall Smith

Distributor:

Needham & Company, LLC

445 Park Avenue

New York, NY 10022-2606

212-371-8300

Administrator, Shareholder Servicing
Agent and Transfer Agent:

BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Custodian:

Custodial Trust Company

101 Carnegie Center

Princeton, NJ 08540

Counsel:

Fulbright & Jaworski L.L.P.

666 Fifth Avenue

New York, NY 10103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

1100 Huntington Center

41 South High Street

Columbus, OH 43215

Item 2. Code of Ethics.

(a)The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b)During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The registrant’s board of directors has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee.

3(a)(2) The audit committee financial expert is F. Randall Smith, who is “independent” (as defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows: 2005 – (a) Audit Fees $113,000; (c) Tax Fees $17,000; 2004 – (a) Audit Fees $108,000; (c) Tax Fees $16,000.

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and the principal accountant’s report thereon. Tax fees include amounts related to the preparation of tax returns, tax consultation, research and related items.

(e) (1) To the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants are pre-approved by the registrant's Audit Committee subject to de minimis exceptions pursuant to the registrant’s Audit Committee Charter.

(e) (2)  No services included in paragraphs (b) – (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, were $17,000 and $32,000 for each of the last two fiscal years of the registrant, respectively.

(h)  Not applicable.

Item 5.           Audit Committee of Listed Registrants.

Not applicable.

Item 6.           Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)*		/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	March 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	March 9, 2006

By (Signature and Title)*		/s/ Glen W. Albanese
Glen W. Albanese, Treasurer and Secretary (Principal Financial Officer)

Date	March 9, 2006

* Print the name and title of each signing officer under his or her signature.